PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Schedule of property and equipment, net
	December 31,
	2025	2024
Cost:

Computers, software and related equipment	$833	$719
Laboratory equipment and office furniture	3,748	3,567
Leasehold improvements	2,319	2,314

	6,900	6,600
Accumulated depreciation:

Computers, software and related equipment	685	622
Laboratory equipment and office furniture	3,245	3,059
Leasehold improvements	2,289	2,067

	6,219	5,748

Depreciated cost	$681	$852